Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
3.3 Property, plant and equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost as of January 1, 2023	49.7	10.7	12.9	13.5	11.0	97.8
Accumulated Depreciation as of January 1, 2023	(5.0)	(5.4)	(5.3)	(1.4)	(3.4)	(20.6)
Net book value as of January 1, 2023	44.7	5.3	7.5	12.1	7.6	77.2

Twelve month period ended December 31, 2023
Opening net book value	44.7	5.3	7.5	12.1	7.6	77.2
Additions	15.1	3.8	8.8	7.4	7.7	42.8
Disposals	(0.3)	—	—	(0.1)	(0.1)	(0.5)
Depreciation	(7.4)	(2.5)	(7.0)	(2.1)	(2.9)	(21.9)
Exchange difference	(2.5)	(0.4)	—	(0.8)	(0.3)	(4.0)
Net book value as of December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6

Cost as of December 31, 2023	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation as of December 31, 2023	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value as of December 31, 2023	49.6	6.1	9.4	16.5	11.9	93.6

Twelve month period ended December 31, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	35.1	0.9	10.7	11.2	7.2	65.1
Disposals	(0.5)	—	—	(0.2)	(0.1)	(0.7)
Depreciation	(14.1)	(2.9)	(8.4)	(4.0)	(3.6)	(33.1)
Exchange difference	1.5	0.2	—	0.6	—	2.3
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2

Cost as of December 31, 2024	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation as of December 31, 2024	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value as of December 31, 2024	71.7	4.3	11.8	24.1	15.4	127.2
Additions of CHF 65.1 million for the year ended December 31, 2024 primarily comprise leasehold improvements and furniture and fixtures for new retail stores and our warehouse in Belgium and Luxembourg, as well as various other additions related to production equipment.

During the years ended December 31, 2024 and December 31, 2023, non-cash additions of property, plant and equipment amounted to CHF 4.6 million and CHF 0.0 million respectively.

Other is comprised of IT equipment and fixed assets that are not yet in use. As of December 31, 2024, fixed assets that are not yet in use amounted to CHF 7.3 million (December 31, 2023: CHF 2.4 million).

Accounting policies
Property, plant and equipment ("PPE") is stated at purchase cost less accumulated depreciation and any impairment losses. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms within the feasibility of the respective lease agreement.

Depreciation is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: 3 to 8 years
•Trade tools (e.g. point-of-sale and exhibition installations): 3 years
•Production tools (e.g. molds at the factory sites): 2 years
•Furniture and fixtures: 5 to 8 years
•Other: 3 to 8 years

At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than the carrying amount, an impairment loss is recognized.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.